As filed with the Securities and Exchange Commission on January 30, 2001
                                           Registration No. 33-65966
================================================================================
                        SECURITIES AND EXCHANGE COMMISION
                             WASHINGTON, D.C. 20549
                              ---------------------
                        POST-EFFECTIVE AMENDMENT NO. 7 TO
                                    FORM S-6
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                             ----------------------

A.       Exact Name of Trust:
             GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

B.       Name of depositor:
             PRUDENTIAL SECURITIES INCORPORATED

C.       Complete address of depositor's principal executive office:

                               One Seaport Plaza
                                199 Water Street
                            New York, New York 10292

D.       Name and complete address of agent for service:
                                                 Copy to:
   NOAH D. SORKIN, ESQ.                     KENNETH W. ORCE, ESQ.
PRUDENTIAL SECURITIES INCORPORATED         CAHILL GORDON & REINDEL
     One Seaport Plaza                         80 Pine Street
      199 Water Street                       New York, New York 10005
  New York, New York 10292

It is proposed that this filing will become effective (check appropriate box).
 __
/__/   immediately upon filing on (date) pursuant to paragraph (b);
 __
/X_/   on January 31, 2001 pursuant to paragraph (b);
 __
/__/   60 days after filing pursuant to paragraph (a);
 __
/__/   on (date) pursuant to paragraph (a) of Rule 485.

CUSIP: 383741600R

                  Government Securities Equity Trust Series 6

--------------------------------------------------------------------------------

The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through investment in Class A shares of the Templeton Growth Fund, Inc. (the 'Fund'), an open-end, diversified, registered, management investment company. The objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Units of the Trust may be suited for purchase by Individual Retirement Accounts, Keogh Plans and other tax-deferred retirement plans.

--------------------------------------------------------------------------------
Sponsor:
                                                Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please Read and Retain                            Prospectus dated
This Prospectus For Future Reference              January 31, 2001

--------------------------------------------------------------------------------
    This Prospectus does not contain all the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

The Trust

    Government Securities Equity Trust Series 6 consists of one underlying unit investment trust (the 'Trust' or 'GSET' as the context requires), composed of stripped United States Treasury issued notes or bonds bearing no current interest (the 'Treasury Obligations') and Class A shares ('Fund Shares') of the Templeton Growth Fund, Inc. (the 'Fund'), an open-end diversified, registered, management investment company, or contracts and funds for the purchase thereof (the Treasury Obligations and the Fund Shares, collectively, the 'Securities'). The Treasury Obligations held by the Trust mature approximately fifteen years from the Date of Deposit.

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through investment in shares of the Fund. The Fund's investment goal is long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation. The Fund may purchase and write covered put and call options on securities indices that are traded on United States and foreign exchanges; may invest up to 5% of its total assets in put or call options on securities held in the Fund; may purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets but may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts; may invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. There is, of course, no assurance that the Trust's objectives will be achieved.

    The Trust is structured to contain a sufficient amount of Treasury Obligations to insure that an investor will receive, at the maturity of such Trust, $15.00 per unit. However, an investor holding his Units to Trust maturity may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $15.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. As of the date of the 'Summary of Essential Information,' the Public Offering Price, including the sales charge, was approximately $17.18 per Unit and consequently Unit Holders purchasing Units on such date could anticipate realizing proceeds at maturity of the Treasury Obligations less than their initial investment of approximately $17.18 per Unit. An investor who sells his Units prior to Trust maturity may suffer a loss to the extent that the price he receives upon the sale of his Units is less than the purchase price of his Units. The price paid for a Unit may differ from that set forth herein due to changes in the value of the Securities in the portfolio subsequent to the date of the Summary of Essential Information. There is no assurance that a purchaser of Units on the date of the Prospectus or subsequent to such date will receive, upon termination, the purchase price per Unit. The Fund has not been structured to generate dividends and therefore dividend distributions by the Trust are likely to be insignificant. The maximization of dividend income is not an objective of the Trust. The Trust is 'concentrated' in Fund Shares, so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the Fund itself.

    The Sponsor may, from time to time, deposit additional Treasury Obligations and Fund Shares in the Trust while maintaining the proportionate relationship between the maturity amount of the Treasury Obligations and the number of Fund Shares immediately prior to such deposit. Any additional Treasury Obligations added to the Trust will be United States Treasury notes or bonds substantially identical to those then held in the Trust.

The Fund

    The objective of the Fund is long-term capital growth. The Fund's investment goal is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval.

    Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets.

    An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to shareholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. The Fund also invests in depositary receipts.

These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

    In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

    When choosing equity investments for the Fund, the manager applies a 'bottom up,' value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Temporary Investments

    When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Investment Risks

    Investors should be aware of the risks which an investment in Units of the Trust may entail. During the life of the Trust, the value of the portfolio Securities and hence the Units may fluctuate and therefore the Public Offering Price and Redemption Price per Unit may be more or less than the price paid by the investor. The value of the Treasury Obligations will fluctuate inversely with changes in interest rates and the value of Fund Shares will vary as the value of the underlying portfolio securities of the Fund increases or decreases. The Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than securities of comparable quality which make periodic interest payments. See 'The Trust--Stripped U.S. Treasury Obligations.' Although the Trust is structured to return to an initial Unit Holder his purchase cost of a Unit through the distribution of the Treasury Obligations' maturity value on the mandatory termination date of the Trust, an investor will have included the accrual of original issue discount on such Treasury Obligations in income for federal income tax purposes and will have paid federal income tax on such accrual. An investor holding his Units to Trust maturity may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $15.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. Similarly, an investor who sells his Units prior to Trust maturity may suffer a loss to the extent that the price he receives upon the sale of his Units is less than the purchase price of his Units.

Distributions

    Distributions, if any, of dividends, 12b-1 fee amounts received by the Trust from the Sponsor in respect of Fund Shares (net of Trust expenses), distributions of any net capital gains received in respect of Fund Shares and proceeds of the sale of Fund Shares not used to redeem Units will be made quarterly on or shortly after the Quarterly Distribution Date to Unit Holders of record on the Quarterly Record Date immediately preceding such Quarterly Distribution Date. No distribution will be made if the amount available for distribution is less than $2.50 per 100 Units (see 'Rights of Unit Holders--Distributions'). Alternatively, Unit Holders may have their distributions reinvested (see 'Reinvestment of Trust Distributions'). Accrual of original issue discount on the Treasury Obligations will not be distributed on a current basis, although Unit Holders will be subject to income tax at ordinary income rates as if a current distribution of such amounts had been made (see 'Tax Status of the Trust' herein). Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder, his pro rata share of such Trust's net assets including the proceeds of Fund Shares sold unless a Unit Holder elects to receive Fund Shares pursuant to an 'in kind' distribution of the number of Fund Shares attributable to his Units, in the manner set forth under 'Amendment and Termination of the Indenture--Termination' herein. Upon termination, a Unit Holder may invest the proceeds from the Treasury Obligations in Fund Shares at such shares' net asset value.
                                      A-ii

Public Offering Price

    The Public Offering Price of the Units during the initial offering period is equal to the aggregate offering side evaluation of the underlying Treasury Obligations and the net asset value of the Fund Shares (excluding any sales charge), divided by the number of Units outstanding plus a sales charge equal to 5.249% of the Public Offering Price (5.540% of the net amount invested) per Unit. Any cash held by the Trust will be added to the Public Offering Price. After the initial public offering period, the Public Offering Price of the Units is computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.249% of the Public Offering Price (5.540% of the net amount invested). Any money in the Income and Principal Accounts other than money required to redeem tendered Units will be added to the Public Offering Price. The sales charge is reduced on a graduated scale for sales involving at least 2,000 Units (see 'Public Offering of Units--Volume Discount'). The minimum purchase is 100 Units except the minimum purchase is 25 Units in the case of Individual Retirement Accounts, Keogh Plans and other tax-deferred retirement plans.

Secondary Market

    The Sponsor, although not obligated to do so, presently intends to maintain a secondary market to repurchase the Units based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Fund Shares (excluding any sales charge on Fund Shares). If such market is not maintained, a Unit Holder will be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Fund Shares (see 'Rights of Unit Holders--Redemption' herein). Market conditions may cause such prices to be greater or less than the amount paid for Units and may result in a loss to a Unit Holder upon the disposition of a Unit.

Special Risk Considerations

    An investment in Units of the Trust should be made with an understanding of the risks entailed in an investment in (i) the stripped United States Treasury issued notes or bonds bearing no current interest and (ii) a mutual fund which invests in the type of securities in which the Fund invests. (see Fund Risk Factors in Part B). The Trust's objectives are to attempt to obtain safety of capital through investment in the stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through an investment in Fund Shares. The Trust is 'concentrated' in Fund Shares so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the Fund itself. Additionally, changes in the price of the Treasury Obligations and changes in the net asset value of the Fund Shares will affect the price of the Trust's Units.

                               Portfolio Summary

    $25,650,000 face amount of Treasury Obligations maturing on November 15, 2008 and 583,281 Fund Shares were held in the Trust. The Treasury Obligations and the Fund Shares represented 61.6% and 38.4%, respectively, of the total of the aggregate bid side evaluation of Treasury Obligations in the Trust and the aggregate value of Fund Shares.
                                     A-iii

                        SUMMARY OF ESSENTIAL INFORMATION

                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 6
                             As of January 3, 2001

AGGREGATE MATURITY VALUE OF TREASURY OBLIGATIONS...........................................   $   25,650,000
AGGREGATE NUMBER OF FUND SHARES............................................................          583,281
NUMBER OF UNITS............................................................................        1,710,000
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT........................    1/1,710,000th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Treasury Obligations in the Trust.......................   $17,167,545.00
  Aggregate value of Fund Shares(2)........................................................   $10,720,704.78
  Aggregate cash value.....................................................................   $   (43,716.24)
                                                                                              --------------
  Total....................................................................................   $27,844,533.54
                                                                                              --------------
                                                                                              --------------
  Divided by 1,170,000 Units...............................................................           16.283
  Plus sales charge of 5.249% of Public Offering Price (5.540% of net amount
     invested)(4)..........................................................................             .902
                                                                                              --------------
  Public Offering Price per Unit(3)........................................................           17.185
                                                                                              --------------
                                                                                              --------------
REDEMPTION AND SPONSOR'S REPURCHASE PRICE PER UNIT (based on bid side evaluation of underlying Treasury Obligations and net asset value of the Fund Shares, $.845 less than
  Public Offering Price per Unit)(2).......................................................   $       16.283
QUARTERLY RECORD DATES: February 1, May 1, August 1, November 1.
QUARTERLY DISTRIBUTION DATES: February 15, May 15, August 15, November 15.
TRUSTEE'S ANNUAL FEE(5) (including estimated expenses and Evaluator's fee) $1.43 per 100
  Units outstanding.
EVALUATOR'S FEE FOR EACH EVALUATION OF TREASURY OBLIGATIONS: $5.00
EVALUATION TIME: 4:00 P.M. New York Time (i.e. the close of regular trading on the New York
  Stock Exchange)
MANDATORY TERMINATION DATE: November 15, 2008.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of Trust assets at any time is less than $50,520,000.
DATE OF DEPOSIT: October 20, 1993(1)

------------
    (1) The Date of Deposit is the date on which the Trust Indenture and Agreement was signed and the initial deposit of Securities with the Trustee was made.

    (2) Calculated by multiplying aggregate number of Fund Shares by the current net asset value per share (excluding any sales load on the Fund Shares).

    (3) This Public Offering Price is computed as of January 3, 2001 and may vary from the Public Offering Pace on the date of this Prospectus or any subsequent date.

    (4) Certain transactions are entitled to a reduced sales charge. (See 'Public Offering of Units--Volume Discount'.)

    (5) Based on Trust size of 1,000,000 or fewer Units.
------------
    For an explanation of the management fees paid by the Fund see page B-10.

<AUDIT-REPORT>

                         INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

We have audited the statement of financial condition, including the schedule of portfolio securities, of the Government Securities Equity Trust Series 6 as of September 30, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2000 by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Government Securities Equity Trust Series 6 as of September 30, 2000 and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
New York, New York
January 17, 2001
                                      A-1
</AUDIT-REPORT>

                              STATEMENT OF FINANCIAL CONDITION

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                                    September 30, 2000

                                       TRUST PROPERTY

Investments in Securities at market value (amortized cost
  $25,889,660)(Note (a) and Schedule of Portfolio Securities
  Notes (4) and (5))                                                        $27,637,029

Other receivable                                                                 29,178

Receivable from Trustee                                                           1,968

           Total                                                             27,668,175

                                 LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                                47,494

   Accrued Trust fees and expenses                                                7,363

           Total liabilities                                                     54,857

Net Assets:

   Balance applicable to 1,770,000 Units of fractional undivided interest issued and outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $1,747,369                                         $27,637,029

      Undistributed net investment income (Note (b))              (23,711)


           Net assets                                                       $27,613,318

Net asset value per Unit ($27,613,318 divided by 1,770,000 Units)           $   15.6007

                             See notes to financial statements

                                  STATEMENTS OF OPERATIONS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                                                   For the years ended September 30,
                                                   2000          1999          1998
Investment income:

   Interest                                      $1,054,297    $1,244,790    $1,465,007

   Dividends (Note (a)(5))                          430,614       714,076     1,006,160

   Other income-net                                  (7,736)       61,930        57,351

                                                  1,477,175     2,020,796     2,528,518
Less Expenses:

   Trust fees and expenses                           28,908        29,986        33,110

           Total expenses                            28,908        29,986        33,110

           Investment income - net                1,448,267     1,990,810     2,495,408

Net gain (loss) on investments:

   Realized gain on securities sold or
     redeemed                                       347,704       422,048       874,290

   Capital gain distributions received              506,984     1,624,642     2,932,607

   Net unrealized market appreciation (depre-
     ciation)                                       243,856    (2,307,093)   (4,116,348)

           Net gain (loss) on investments         1,098,544      (260,403)     (309,451)

Net increase in net assets resulting from
  operations                                     $2,546,811    $1,730,407    $2,185,957

                             See notes to financial statements

                            STATEMENTS OF CHANGES IN NET ASSETS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                                                 For the Years Ended September 30,
                                                 2000           1999          1998
Operations:

   Investment income - net                    $ 1,448,267    $ 1,990,810    $ 2,495,408

   Realized gain on securities sold or
     redeemed                                     347,704        422,048        874,290

   Capital gain distributions received            506,984      1,624,642      2,932,607

   Net unrealized market appreciation
     (depreciation)                               243,856     (2,307,093)    (4,116,348)

           Net increase in net assets
             resulting from operations          2,546,811      1,730,407      2,185,957

Less Distributions to Unit Holders:

   Principal                                     (505,100)    (1,907,523)    (2,860,672)

   Investment income - net                       (401,670)      (394,227)    (1,090,480)

           Total distributions                   (906,770)    (2,301,750)    (3,951,152)

Capital Share Transactions:

   Redemption of 520,000 Units, 540,000
     Units and 620,000 Units, respectively     (8,232,822)    (8,015,463)    (9,363,815)

   Income distribution on redemption                 2,070        (2,689)        (2,748)

           Net capital share transactions      (8,230,752)    (8,018,152)    (9,366,563)

Net decrease in net assets                     (6,590,711)    (8,589,495)   (11,131,758)

Net assets:

   Beginning of year                           34,204,029     42,793,524     53,925,282

   End of year (including excess distribution
   of undistributed net investment income
   of ($23,711), $25,559 and $3,296,
   respectively)                              $27,613,318    $34,204,029    $42,793,524

                             See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                             September 30, 2000

(a)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust, which are in conformity with accounting principles generally accepted in the United States of
America:

(1)  Basis of Presentation

     The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2)  Investments

     Investments are stated at market value as determined by the Evaluator based on the bid side evaluations of the Zero Coupon Treasury Obligations, and by calculations based on the net asset value per share of the mutual fund, on the last day of trading during the period. The value on the date of initial deposit (October 20, 1993) represents the cost of investments to the Trust based on the zero coupon offering side evaluations and the net asset value per share, of the Treasury Obligations and mutual fund shares, respectively, as of the close of business on the date of initial deposit. The cost of investments purchased subsequent to the date of initial deposit is based on the offering side evaluations and the net asset value per share, respectively, at the date of purchase. The difference between the initial cost and face amount of the Zero Coupon Treasury Obligations at the date of purchase is being amortized over the period to its maturity date using the interest method.

(3)  Income Taxes

     As a Unit Investment Trust, the Trust is organized as a Grantor Trust and is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.
                                   A-5

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                             September 30, 2000

(4)  Expenses

     The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(5)  Investment Income

     Included in dividends is a short-term capital gain distribution of $21,663.

(b)  DISTRIBUTIONS

     Distributions from the income and principal accounts, if any, received by the Trust are made to Unit Holders on a quarterly basis and distributions of any net capital gains received in respect of the mutual fund shares will be made at least annually to Unit Holders of record. Income from the amortization of original issue discount on the Zero
Coupon Treasury Obligations will not be distributed on a current basis. Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Amendment and Termination of the Trust - Termination" herein.

(c)  COST TO INVESTORS

     A reconciliation of the cost of Units to investors to the net amount applicable to investors as of September 30, 2000 follows:

        Cost to investors                                       $103,767,456
        Less:  Gross underwriting commissions (sales charge)      (5,176,049)
        Net cost to investors                                     98,591,407
        Cost of securities sold or redeemed                      (86,336,465)
        Unrealized market appreciation                             1,747,369
        Accumulated interest accretion                            13,634,718
        Net amount applicable to investors                      $ 27,637,029

(d)  OTHER INFORMATION

     Selected data for a Unit of the Trust during each year:

                                             For the years ended September 30,
                                                 2000      1999       1998
       Principal distributions during
          year                                $  .2252   $  .6837   $  .8577

       Net investment income distributions
          during year                         $  .1798   $  .1413   $  .3270

       Net asset value at end of year         $15.6007   $14.9363   $15.1214

       Trust Units outstanding at end
          of year                            1,770,000  2,290,000  2,830,000

                                     A-6

                         SCHEDULE OF PORTFOLIO SECURITIES

                   GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                               September 30, 2000

Name of Issuer/Title of Portfolio         Face Amount/    Amortized      Market
          Security (1)                  Number of Shares  Cost/Cost    Value(4)(5)
1.  Stripped United States Treasury
    Obligations, 0%, due
    November 15, 2008 (2)                 $26,250,000    $15,729,665   $16,247,700

2.  Templeton Growth
    Fund, Inc., Class A
    shares ($19.08 per share) (3)             596,925     10,159,995    11,389,329

                                                         $25,889,660   $27,637,029

                   See notes to Schedule of Portfolio Securities

                NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

              GOVERNMENT SECURITIES EQUITY TRUST SERIES 6

                           September 30, 2000

(1) None of the Securities is redeemable by operation of optional call provisions.

(2) The Zero Coupon Treasury Obligations have been purchased at a discount from their par value because there is no stated interest income thereon as the related interest coupons have been stripped from these Securities (such Securities are often referred to as zero coupon Securities). Over the life of these zero coupon Treasury Obligations such discount accrues and upon maturity thereof the holders will receive 100% of the Treasury Obligations' stated maturity amount thereof.

(3)  The investment manager is Templeton Global Advisors Limited.

(4) The market value of the zero coupon Treasury Obligations as of September 30, 2000 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (September 29,2000). The market value of the mutual fund shares was calculated by multiplying the aggregate number of shares by the current net asset value per share as of the same date.

(5) At September 30, 2000, the unrealized market appreciation of Securities was comprised of the following:

       Gross unrealized market appreciation      $1,747,369
       Gross unrealized market depreciation             -
       Unrealized market appreciation            $1,747,369

     The amortized cost of the Securities for Federal income tax purposes was $25,889,660 at September 30, 2000.

                       GOVERNMENT SECURITIES EQUITY TRUST
                                    SERIES 6

                            ------------------------

                                   THE TRUST

    The Government Securities Equity Trust Series 6 (the 'Trust' or 'GSET' as the context requires) was created under the laws of the State of New York, pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the 'Indenture')* among Prudential Securities Incorporated (the 'Sponsor'), United States Trust Company of New York (the 'Predecessor Trustee') and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. (the 'Evaluator'). The Chase Manhattan Bank is the Trustee (the 'Trustee') of the Trust. The Sponsor, Prudential Securities Incorporated, is a wholly-owned, indirect subsidiary of The Prudential Insurance Company of America.

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest (the 'Treasury Obligations') and to attempt to provide for capital appreciation through investment in shares ('Fund Shares') of Templeton Growth Fund, Inc. (the 'Fund') an open-end, diversified, registered, management investment company. The Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation (the Treasury Obligations and Fund Shares hereinafter, collectively, referred to as 'Securities'). There is of course no guarantee that the Trust's objectives will be achieved.

Trust Formation

    On the Date of Deposit, the Sponsor deposited with the Trustee the underlying Securities or confirmations of contracts for the purchase of such Securities at prices equal to the evaluation of the Treasury Obligations on the offering side of the market on the Date of Deposit as determined by the Evaluator and the net asset value of the Fund Shares. The Trust was created simultaneously with the deposit of the Securities with the Trustee and the execution of the Indenture. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the 'Certificates') representing the units (the 'Units') comprising the entire ownership of the Trust. Through this Prospectus, the Sponsor is offering the Units for sale to the Public. The holders of Units (the 'Unit Holder' or 'Unit Holders' as the context requires) will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Treasury Obligations as determined by the Evaluator and the net asset value of the Fund Shares (the 'Redemption Price'), if the Units cannot be sold in the secondary market which the Sponsor, although not obligated to, presently intends to maintain. The Trust has a mandatory termination date set forth under 'Summary of Essential Information,' but may be terminated prior thereto upon the occurrence of certain events (see 'Amendment and Termination of the Indenture--Termination'), including a reduction in the value of the Trust below the value set forth under 'Summary of Essential Information.'

    With the deposit of the Securities in the Trust on the Date of Deposit, the Sponsor established a percentage relationship between the maturity amounts of Treasury Obligations and the number of Fund Shares in the Portfolio. Subsequent to the initial deposit of Securities on the Date of Deposit, the Sponsor may, but is not obligated to, deposit additional Securities (including contracts together with an irrevocable letter of credit for the purchase thereof) in the Trust, to receive in exchange therefor additional Units and to offer such Units to the public by means of this Prospectus. A subsequent deposit by the Sponsor of Treasury Obligations and Fund Shares will maintain the proportionate relationship between the maturity amount of Treasury Obligations and the number of Fund Shares immediately prior to such deposit; the deposited Treasury Obligations will be substantially identical to those held in the Trust immediately prior to the subsequent deposit. Each Unit owned by each Unit Holder will represent the same proportionate interest in the Trust. As additional Units are issued by the Trust as a result of the deposit of additional Securities by the Sponsor, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

    On a recent date, each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under 'Summary of Essential Information.' The Trust Portfolio has been structured so that a Unit Holder will receive, at the Mandatory Termination Date of the Trust, an amount per Unit at least equal to $15.00 even if the value of

------------
* Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

the Fund Shares were to decline to zero. Of course, whether or not a Unit Holder makes a profit or suffers a loss depends on whether his purchase price was less than or exceeded $15.00 per Unit. A Unit Holder selling his Units prior to the Mandatory Termination date may suffer a loss to the extent the sale price of his Units is less than the purchase price. Because certain of the Securities from time to time may be sold under circumstances described herein and because additional Securities may be deposited into the Trust from time to time, the Trust is not expected to retain its present size and composition. If any Units are redeemed by the Trustee, the number of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in such Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

    Units will be sold to investors at the Public Offering Price next computed after receipt of the investor's order to purchase Units, if Units are available to fill orders on the day that such price is set. If Units are not available or are insufficient to fill the order (e.g., if demand for Units exceeds the Units available for sale and the Sponsor is not yet able to create additional Units) the investor's order will be rejected by the Sponsor. The number of Units available may be insufficient to meet demand because of the Sponsor's inability to or decision not to purchase and deposit Treasury Obligations of the required type and/or Fund Shares in amounts sufficient to maintain the proportionate relationship between maturity values of Treasury Obligations and numbers of Fund Shares of the Fund required to create additional Units. The Sponsor may, if unable to accept orders on any given day, offer to execute the order as soon as sufficient Units can be created. An investor will be deemed to place a new order for that number of Units each day until that order is accepted. The investor's order will then be executed, when Units are available, at the Public Offering Price next calculated after such continuing order is accepted. The investor will, of course, be able to revoke his purchase offer at any time prior to acceptance by the Sponsor. The Sponsor will execute orders to purchase in the order it determines that they are received, i.e., orders received first will be filled first except that indications of interest prior to the effectiveness of the registration of the offering of trust Units which become orders upon effectiveness will be accepted according to the order in which the indications of interest were received.

    Neither the Sponsor nor any affiliate of the Sponsor will be liable in any way for any default, failure or defect in any Securities.

Securities Selection

    In selecting Treasury Obligations for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the prices and yields of such securities and (ii) the maturities of such securities. In selecting the Fund Shares for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the historical performance of the Fund and (ii) the nature of the underlying Fund portfolio.

    The Trust consists of such of the Securities listed under 'Schedule of Portfolio Securities,' herein as may continue to be held from time to time in the Trust, newly deposited Securities meeting requirements for creation of additional Units and undistributed cash receipts from the Fund and proceeds realized from the disposition of Securities.

Stripped U.S. Treasury Obligations

    The Treasury Obligations in the portfolio consist of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or such stripped coupons or receipts or certificates evidencing such obligations or coupons. The obligor with respect to the Treasury Obligations is the United States Government. Such Treasury Obligations may include certificates that represent rights to receive the payments that comprise a U.S. Government bond.

    U.S. Treasury bonds evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The Treasury Obligations can be purchased at a deep discount because the buyer receives only the right to receive one fixed payment at a specific date in the future and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest on a current basis. Investors should be aware that income in respect of the accrual of original issue discount on the Treasury Obligations, although not distributed on a current basis, will be subject to income tax on a current basis at ordinary income tax rates (see 'Tax Status of the Trust').

    The following disclosure concerning the Fund and its affiliates has been provided by Franklin Templeton Distributors, Inc. or its affiliates. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects. No representation is made herein as to the accuracy or adequacy of such information.

Templeton Growth Fund, Inc.

    The portfolio of the Trust also contains Class A shares (the 'Fund Shares') of the Templeton Growth Fund, Inc. (the 'Fund'). On August 31, 2000, the net assets of the Fund were $14,265,112,385. The Fund has retained an investment manager, Templeton Global Advisors Limited (the 'Investment Manager').

    The Fund's investment goal is long-term capital growth through a flexible policy of investing in equity and debt securities of companies and governments of any nation.

    Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets.

    An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company's business, any income paid to shareholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. The Fund also invests in depositary receipts. These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

    In addition to the Fund's main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

    When choosing equity investments for this Fund, the manager applies a 'bottom up,' value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Temporary Investments

    When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

    General. The Fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. It may invest up to 5% of its total assets in securities issued by any one company or foreign government. It may invest any amount of its assets in U.S. government securities. It may invest in any industry, although it will not concentrate (invest more than 25% of its total assets) in any one industry. Investments in unlisted foreign securities raise liquidity concerns, and the Board of Directors of the Fund (or the manager under the supervision of the Board) will monitor, on a continuing basis, the status of the Fund's positions (and any anticipated positions) in these securities in light of the Fund's restriction against investments in illiquid securities exceeding 10% of its net assets.

    The Fund's principal investments are in equity securities, including common and preferred stocks. It also invests in American, European and Global Depositary Receipts. Depending upon current market conditions, it generally invests up to 25% of its assets in rated and unrated debt securities.

    The Fund may be suitable for the patient investor interested in long-term capital appreciation. The investor should be willing to accept the risks associated with investments in domestic and international securities. The Fund is designed primarily for capital growth. Providing current income is not a goal of the Fund. An investor should not consider a purchase of Fund Shares as equivalent to a complete investment program.

    The Chase Manhattan Bank is the custodian of the Fund's assets. Franklin Templeton Investor Services, LLC. serves as the Fund's dividend disbursing and transfer agent. Franklin Templeton Services, LLC. performs certain administrative functions for the Fund. The Fund's prospectus is available upon request.

General Information Regarding the Fund

    The Fund intends normally to pay a dividend at least once annually representing substantially all of its net investment income (which includes, among other items, dividends and interest) and to distribute at least annually any net realized capital gains. By so doing and meeting certain diversification of assets and other requirements of the Internal Revenue Code of 1986, as amended (the Code), the Fund intends to qualify annually as a regulated investment company under the Code. The status of the Fund as a regulated investment company does not involve government supervision of management or of its investment practices or policies. As a regulated investment company, the Fund generally will be relieved of liability for United States Federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement. Any dividend or distribution by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution (see Net Asset Value of the Fund Shares).

                       SELECTED PER SHARE DATA AND RATIOS
           (for a share outstanding throughout the periods indicated)

    This table summarizes the Fund's financial history.

Class A Shares

                                                                         Year Ended August 31,
                                               --------------------------------------------------------------------------
                                                  2000            1999            1998            1997            1996
                                               -----------     -----------     -----------     -----------     ----------
Per Share Operating PerformanceD
(For a share outstanding throughout the
  year)
Net asset value, beginning of year             $     19.56     $     16.78     $     22.47     $     18.75     $    18.96
Income from investment operations:
  Net investment income                                .35             .46             .50             .54            .50
  Net realized and unrealized gains
  (losses)                                             .99            4.76           (2.76)           4.48           1.34
                                               -----------     -----------     -----------     -----------     ----------
Total from investment operations                      1.34            5.22           (2.26)           5.02           1.84
                                               -----------     -----------     -----------     -----------     ----------
Less distributions from:
  Net investment income                               (.54)           (.41)           (.55)           (.49)          (.44)
  Net realized gains                                  (.69)          (2.03)          (2.88)           (.81)         (1.61)
                                               -----------     -----------     -----------     -----------     ----------
Total distributions                                  (1.23)          (2.44)          (3.43)          (1.30)         (2.05)
                                               -----------     -----------     -----------     -----------     ----------
Net asset value, end of year                   $     19.67     $     19.56     $     16.78     $     22.47     $    18.75
                                               -----------     -----------     -----------     -----------     ----------
                                               -----------     -----------     -----------     -----------     ----------
Total Return*                                         7.58%          34.72%         (12.61)%         28.28%         10.85%
Ratios/Supplemental Data
Net assets, end of year (000's)                $13,191,493     $13,368,945     $11,116,564     $12,129,283     $8,450,737
Ratios to average net assets:
  Expenses                                            1.11%           1.12%           1.08%           1.08%          1.09%
Net investment income                                 1.83%           2.60%           2.53%           2.81%          2.87%
Portfolio turnover rate                              50.57%          32.01%          48.23%          41.81%         19.63%


                                                1995           1994           1993           1992           1991           1990
                                              ----------     ----------     ----------     ----------     ----------     ---------

Per Share Operating PerformanceD
(For a share outstanding throughout the
  year)
Net asset value, beginning of year           $    18.95     $    17.47     $    15.81     $    16.14     $    15.23     $    16.62

Income from investment operations:
  Net investment income                             .39            .29            .32            .41            .45            .57

  Net realized and unrealized gains
  (losses)                                         1.20           2.58           2.97            .92           1.68           (.87)

                                             ----------     ----------     ----------     ----------     ----------     ----------

Total from investment operations                   1.59           2.87           3.29           1.33           2.13           (.30)

                                             ----------     ----------     ----------     ----------     ----------     ----------

Less distributions from:
  Net investment income                            (.29)          (.27)          (.36)          (.44)          (.54)          (.62)

  Net realized gains                              (1.29)         (1.12)         (1.27)         (1.22)          (.68)          (.47)

                                             ----------     ----------     ----------     ----------     ----------     ----------

Total distributions                               (1.58)         (1.39)         (1.63)         (1.66)         (1.22)         (1.09)

                                             ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end of year                 $    18.96     $    18.95     $    17.47     $    15.81     $    16.14     $    15.23

                                             ----------     ----------     ----------     ----------     ----------     ----------
                                             ----------     ----------     ----------     ----------     ----------     ----------

Total Return*                                      9.51%         17.47%         23.57%          9.22%         15.95%        (2.01)%

Ratios/Supplemental Data
Net assets, end of year (000's)              $6,964,298     $5,611,560     $4,033,911     $3,268,644     $2,895,684     $2,466,684

Ratios to average net assets:
  Expenses                                         1.12%          1.10%          1.03%           .88%           .75%           .67%

Net investment income                              2.40%          1.76%          2.10%          2.62%          3.09%          3.70%

Portfolio turnover rate                           35.21%         27.35%         28.89%         29.46%         30.28%         18.47%

---------------
* Total return does not reflect sales commissions.

D Based on average weighted shares outstanding.

Investment Strategies and Restrictions

   Strategies

    In pursuit of its objective and policies, the Fund may employ one or more of the following investment strategies. The application of the Fund's investment policy will be dependent upon the judgment of the Investment Manager. In accordance with the judgment of the Investment Manager, the proportions of the Fund's assets invested in particular industries and countries will vary from time to time.

    In addition, from time to time, the Fund may also engage in the following investment techniques:

    Temporary Investments. When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, and repurchase agreements. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

    Temporary defensive investments generally may include: (i) U.S. government securities; (ii) bank time deposits denominated in the currency of any major nations; (iii) commercial paper rated A-1 by S&P or Prime-1 by Moody's or, if unrated, issued by a company which, at the date of investment, had an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's; and (iv) repurchase agreements with banks and broker-dealers.

    Repurchase Agreements. The Fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

    Securities Index Options. Although the Fund has the authority to buy and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities or quoted on NASDAQ, in order to earn additional income and/or to help protect its portfolio against market and/or exchange rate movement it does not currently intend to enter into such transactions. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The Fund may only buy options if the total premiums it paid for such options are 5% or less of its total assets.

    Structured Investments. The Fund currently has no structural investments, but included among the issuers of debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms, which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that the underlying instruments.

    The Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structure investments. Although the Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

    There currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

    Stock Index Futures Contracts. Changes in interest rates, securities price, or foreign currency valuations may affect the value of the Fund's investments. Although to reduce its exposure to these factors the Fund has the authority to invest up to 20% of its total assets in stock index futures contracts traded on a recognized stock exchange or board of trade, it does not currently intend to enter into such transactions.

    Loans of portfolio securities. To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% (for loaned securities issued in the U.S.) or 105% (for loaned securities issued outside the U.S.) of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Goal, Strategies and Risks

    Generally, the Fund's policies and restrictions apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

    If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

    The Fund has adopted certain restrictions as fundamental and non-fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

    The Fund has also adopted certain restrictions as non-fundamental policies. A non-fundamental policy may be changed by the Board of Directors without the approval of shareholders.

    Fundamental investment policies. The Fund's investment goal is long-term capital growth.

    The Fund may not:

         1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts except stock index futures contracts.

         2. Invest in the securities of any other domestic or foreign investment company or investment fund or other investment vehicle which is invested according to the principle of risk-spreading irrespective of the legal structure of such investment vehicle (collectively referred to as 'investment vehicles') except in connection with a plan of merger or consolidation with or acquisition of substantially all of the assets of such investment vehicle and with the further exception that up to 5% of the net asset value of the Fund may be invested in an investment vehicle consisting of securities provided it offers its units to the public without limitation on the number of units and further provided the holders of these units have the right to redeem their units.

         3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
                                       B-7

         4. Issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the Fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

         5. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission.

         6. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the U.S. Securities and Exchange Commission and then only for temporary purposes and in an amount not exceeding 10% of the value of its total assets (including the amount borrowed) and with the consent of the Fund's custodian to the terms of the borrowing.

         7. Pledge, mortgage, hypothecate, or otherwise encumber its assets except to secure indebtedness permitted under its borrowing policy.

         8. Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

         9. Invest in 'letter stocks' or securities on which there are sales restrictions under a purchase agreement.

    Non-fundamental investment policies. Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described below), rated or unrated, such as convertible bonds and bonds selling at a discount. The Fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. It may invest any amount of its assets in U.S. government securities. It may invest in any industry, although it will not concentrate (invest more than 25% of its total assets) in any one industry.

    The Fund also may be subject to investment limitations imposed by foreign jurisdictions in which the Fund sells its shares.

    In addition, the Fund may not:

         1. Purchase or retain securities of any company in which directors or officers of the Fund or the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         2. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

         3. Invest more than 5% of the value of the Fund's total assets in securities of issuers which have been in continuous operation less than three years.

         4. Invest more than 5% of the Fund's total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this restriction. This restriction does not apply to options on securities indices.

         5. Invest more than 15% of the Fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. The Fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the Fund may not be able to dispose of its holdings in these securities at the current market price.
                                       B-8

    None of the Fund's investment policies or restrictions (except fundamental restriction 8 and non-fundamental restriction 5) prohibit the Fund from buying securities pursuant to subscription rights distributed to the Fund by any issuer of securities held at the time in its portfolio, as long as such purchase is not contrary to the Fund's status as a diversified investment company under the 1940 Act.

Net Asset Value of the Fund Shares

    The net asset value (NAV) per share is paid and received when shares are bought or sold.

    The value of a mutual fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

    The Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market as determined by the manager.

    The Fund values portfolio securities underlying actively traded call options at their market as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.

    Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

    Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Fund's Investment Manager

    The Fund has a board of directors. The board is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The board, in turn, elects the administering the Fund's day-to-day operations. The board also monitors the Fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

    The Fund's manager is Templeton Global Advisors Limited, Nassau, Bahamas. The manager is a wholly owned subsidiary of Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries.

    The manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The manager also selects the brokers who execute the Fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. During the fiscal year ended August 31, 2000, management fees totaling 0.61% of the average daily net assets of the Fund were paid to the Investment Manager. Total expenses for Class A shares were 1.11% of average daily net assets.

    The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Fund. Similarly, with respect to the Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other Fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

    Franklin Templeton Services, LLC (the 'Fund Administrator') provides certain administrative services and facilities for the Fund.

The Fund's Plan of Distribution

    The Fund, pursuant to Rule 12b-1 under the 1940 Act, has adopted a Distribution Plan (the Plan) for each class of its shares. Under the Plan for the Class A Shares, the Fund may pay up to a maximum of 0.25% per year of Class A's average daily net assets, payable quarterly, for expenses incurred in the promotional and distribution of Class A Shares. The terms and provisions of the Plan are consistent with Rule 12b-1. In no event shall the aggregate asset-based sales charges, which include payments made under the Plan, plus any other payment deemed to be made under the Plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers. To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not entitled to participate in the Plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose.

    Under the Plan, costs and expenses not reimbursed in any one given month to the principal underwriter (including costs and expenses not reimbursed because they exceed the limit of 0.25% per annum of the Fund's average daily net assets) may be reimbursed in subsequent months or years. As of August 31, 2000, there were no unreimbursed expenses under the Plan. As of August 31, 2000, the Fund had no 12b-1 fee carryforwards. Pursuant to an exemptive order application issued by the Securities and Exchange Commission the Sponsor has agreed to pay to the Trust the 12b-1 fees it receives from Templeton Distributor with respect to the Fund Shares held by the Trust. Fund Shares held directly by an investor (other than the Trust) including Fund Shares purchased pursuant to 'Reinvestment of Trust Distributions' will, however, be subject to 12b-1 fees (see Reinvestment of Trust Distributions).

Risk of Investment in Units

    The Securities and Exchange Commission has issued an exemptive order pursuant to which Fund Shares will be deposited by the Sponsor in the Trust. In the application for such order, the Sponsor has agreed to take certain steps to ensure that the Trust's investment in Fund Shares is equitable to all parties and particularly that the interests of the Unit Holders are protected. Accordingly, any sales charges which would otherwise be applicable will be waived on Fund Shares sold to the Trust, since the Sponsor is receiving the sales charge on all Units sold. In addition, the Indenture requires the Trustee to vote all Fund Shares held in the Trust in the same manner and ratio on all proposals as the vote of owners of Fund Shares not held by the Trust.

    The Fund's Shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting the securities in which the Fund is invested and the success of the Fund's management in
                                      B-10
anticipating or taking advantage of such opportunities as may occur. In addition, in the event of the inability of the Investment Manager to act and/or claims or actions against the Fund by regulatory agencies or other persons or entities, the value of the Fund Shares may decline thereby causing a decline in the value of Units. Termination of the Fund prior to the Termination Date of the Trust may result in the termination of the Trust sooner than anticipated. Prior to a purchase of Units, investors should determine that the aforementioned risks are consistent with their investment objectives.

Fund Risk Factors

    General Risk. There is no assurance that the Fund's investment goal will be met. The Fund will seek to spread investment risk by diversifying its investments but the possibility of losses remains. Generally, if the securities owned by the Fund increase in value, the value of the shares of the Fund which are owned by the Trust will increase. Similarly, if the securities owned by the Fund decrease in value, the value of the Fund's shares will also decline. In this way, the Trust participates in any change in the value of the securities owned by the Fund.

    Stocks. While this may not be the case in foreign markets, in the U.S., stocks historically have outperformed other asset classes over the long term (over the short term they tend to go up and down more dramatically). These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Value stock prices are considered 'cheap' relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster growing companies.

    Foreign Securities. Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

    Currency exchange rates. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

    Political and economic developments. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

    Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less stringent than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

    Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

    Limited markets. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at fair market prices.

    Emerging markets. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.
                                      B-11

Securities Lending

    The Fund's loans of portfolio securities may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

Interest Rate

    Prolonged or significant interest rate increases have historically had an adverse impact on equity markets in countries affected by such increases. When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

Credit

    An issuer of securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

    The net asset value of the Fund's Shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust and may be more or less than the price paid therefor by the Trust. An investment in Units of the Trust should be made with an understanding of the risks inherent in ownership of Fund Shares. However, the Sponsor believes that, upon termination of the Trust on the mandatory termination date, even if the Fund Shares are worthless, the Treasury Obligations will provide sufficient cash at maturity to equal $15.00 per Unit. Part of such cash will, however, represent the accrual of taxable original issue discount on the Treasury Obligations.

    A UNIT HOLDER PURCHASING A UNIT ON THE DATE OF THIS PROSPECTUS OR THEREAFTER MAY RECEIVE TOTAL DISTRIBUTIONS, INCLUDING DISTRIBUTIONS MADE UPON TERMINATION OF THE TRUST, THAT ARE LESS THAN THE AMOUNT PAID FOR A UNIT.

    Sales of Securities in the Portfolio under certain permitted circumstances may result in an accelerated termination of the Trust. It is also possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the portfolio to a size resulting in such termination. In addition, the Trust may be terminated if the net aggregate value of the Trust is less than 40% of the aggregate maturity values of the Treasury Obligations calculated immediately after the most recent deposit of Treasury Obligations in the Trust (see 'Amendment and Termination--Termination'). Early termination of the Trust may have important consequences to the Unit Holder; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less than anticipated, and may result in a loss to a Unit Holder.

    In the event of the early termination of the Trust, the Trustee will cause the Fund Shares to be sold and the proceeds thereof distributed to the Unit Holders in proportion to their respective interests therein, unless a Unit Holder elects to receive Fund Shares 'in kind.' (See 'Amendment and Termination of the Indenture--Termination.') Proceeds from the sale of the Treasury Obligations will be paid in cash.

    In the event of a notice that any Treasury Obligation will not be delivered ('Failed Treasury Obligations'), the Sponsor is authorized under the Indenture to direct the Trustee to acquire other Treasury Obligations ('Replacement Treasury Obligations') within a period ending on the earlier of the first distribution of cash to Trust Unit Holders or 90 days after the Date of Deposit. The cost of the Replacement Treasury Obligations may not exceed the cost of the Treasury Obligations which they replace. Any Replacement Treasury Obligation deposited in the Trust will be substantially identical to every Treasury Obligation then in the Trust. Whenever a Replacement Treasury Obligation has been acquired for the Trust, the Trustee shall, within 5 days thereafter, notify Unit Holders of the acquisition of the Replacement Treasury Obligation.

    In the event a contract to purchase Securities fails and Replacement Treasury Obligations are not acquired, the Trustee will distribute to Unit Holders the funds attributable to the failed contract. The Sponsor will, in such case, refund the sales charge applicable to the failed contract. If less than all the funds attributable to a failed contract are applied to purchase Replacement Treasury Obligations, the remaining money will be distributed to Unit Holders.

    The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit Holder's investment but may dispose of Securities only under limited circumstances. (See 'Sponsor--Responsibility.')

    To the best of the Sponsor's knowledge there was no litigation pending as of the Date of Deposit in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. At any time after the Date of Deposit, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

The Units

    On a recent date, each Unit represented a fractional undivided interest in the Securities and the net income of the Trust set forth under 'Summary of Essential Information.' Thereafter, if any Units are redeemed by the Trustee, the amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased, although the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust itself (see 'Rights of Unit Holders--Redemption' and 'Amendment and Termination of the Indenture--Termination,' herein).

                            TAX STATUS OF THE TRUST

    The following discussion is a summary of certain material federal income tax consequences to 'U.S. Holders' of Units (generally U.S. citizens or residents, corporations formed or organized under U.S. law or trusts or estates that are considered 'United States persons'). This discussion is based upon laws, regulations, rulings and decisions currently in effect, all of which are subject to change, retroactively or prospectively.

    This discussion does not apply to persons other than U.S. Holders and may not apply to certain categories of U.S. Holders subject to special treatment under the Internal Revenue Code of 1986, as amended (the 'Code'), such as passthrough entities, dealers or traders in securities or currencies, banks, insurance companies or other U.S. Holders that do not hold the Units as capital assets, persons whose 'functional currency' is not the U.S. dollar, tax-exempt entities, and persons that hold Units as a position in a straddle or as part of a 'hedging,' 'integrated,' 'constructive sale' or 'conversion' transaction. Moreover, the discussion summarizes only federal income tax consequences and does not address any state, local or other tax consequences.

    PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS TO DETERMINE THE SPECIFIC TAX CONSEQUENCES OF UNITS TO THEM, INCLUDING ANY TAX RETURN FILING OR OTHER TAX REPORTING REQUIREMENTS.

    In the opinion of Cahill Gordon & Reindel, counsel for the Sponsor, under existing law:

    The Trust is not an association taxable as a corporation for United States federal income tax purposes. Income of the Trust will be treated as income of the Unit Holders in the manner set forth below. You will be considered the owner of a pro rata portion of each asset of the Trust under the grantor trust rules of Sections 671-678 of the Internal Revenue Code of 1986, as amended (the 'Code'). You should determine the initial tax basis for each asset represented by your Units purchased solely for cash by allocating the total cost of the Units, including the sales charge, among the assets represented by your Units in proportion to the relative fair market values of those assets on the date you purchased your Units.

    You will be required to include your gross income, as determined for federal income tax purposes, original issue discount with respect to your pro rata portion of the Treasury Obligations held by the Trust at the same time and in the same manner as though you were the direct owner of such pro rata portion. You will be considered to have received the distributions paid on your pro rata portion of the Fund Shares held in the Trust (including such portion of such distributions used to pay fees and expenses of the Trust) when such distributions are received or deemed to be received by the Trust. If you itemize deductions you will be entitled to an itemized deduction for your pro rata share of fees and expenses paid by the Trust as though such fees and expenses were paid directly by you, but only to the extent that this amount together with your other miscellaneous deductions exceeds 2% of your adjusted gross income. A corporate Unit Holder will not be subject to this 2% floor. The proceeds actually received by you upon termination of the Trust, redemption of Units or sale of Fund Shares will reflect the actual amounts paid to you. The relevant tax reporting forms sent to you will reflect the actual amount paid to you.

    Your interest in each Treasury Obligation is treated as an interest in an original issue discount obligation. The original issue discount on each Treasury Obligation will be taxed as ordinary income for federal income tax purposes and will be equal to the excess of the maturity value of your interest in the Treasury Obligation over its cost to you. You will be required to include in gross income for each taxable year a portion of this original issue discount and will be subject to income tax thereon even though the income is not distributed. Original issue discount is treated for federal income tax purposes as income earned under a constant interest formula which takes into account the semi-annual compounding of accrued interest, resulting in an increasing amount of original issue discount accruing in each year. The tax basis of a Unit Holder with respect to his interest in a Treasury Obligation will be increased by the amount of original issue discount thereon properly included in his gross income as determined for federal income tax purposes.

    You will have a taxable event when a Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when you redeem for cash or sell your Units. The total tax cost of each Unit (including the sales charge) must be allocated among the assets held in the Trust in proportion to the relative fair market values thereof on the date you purchase your Units.

    The amount of gain recognized by you on a disposition of Fund Shares or Treasury Obligations by the Trust will be equal to the difference between your pro rata portion of the gross proceeds realized by the Trust on the disposition and your tax basis in your pro rata portion of the Fund Shares or Treasury Obligation disposed of, determined as described in the preceding paragraphs. Any such gain recognized on a sale or exchange and any such loss will be capital gain or loss. Any capital gain or loss arising from the disposition of your pro rata interest in a Security will be long-term capital gain or loss if you have held your Units and the Trust has held the Security for more than one year. A capital loss due to sale or redemption of your interest with respect to Fund Shares held in the Trust will be treated as a long-term capital loss to the extent of any long-term capital gains derived by you from such interest if you have held such interest for six months or less. The holding period for this purpose will be determined by applying the rules of Sections 246(c)(3) and (4) of the Code. Under the Code, capital gain of individuals, estates and trusts from Securities held for more than 1 year is subject to a maximum nominal tax rate of 20%. Net capital gain may result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    If you sell or redeem a Unit for cash you are deemed thereby to have disposed of your entire pro rata interest in all Trust assets represented by the Unit and will have taxable gain or loss measured by the difference between your per Unit tax basis for such assets, as described above, and the amount realized.

    Under the position taken by the Internal Revenue Service in Revenue Ruling 90-7, a distribution by the Trustee to a Unit Holder (or to his agent) of his pro rata share of the Fund Shares in kind upon termination of the Trust will not be a taxable event to the Unit Holder. Such Unit Holder's basis for Fund Shares so distributed (other than any Fund Shares purchased with his pro rata share of the proceeds of Treasury Obligations) will be equal to his basis for the same Fund Shares (previously represented by his Units) prior to such distribution and his holding period for such Fund Shares will be the shorter of the period during which he held his Units and the period for which the Securities were held in the Trust. A Unit Holder will have a taxable gain or loss, which will be a capital gain or loss, when the Unit Holder disposes of such Securities in a taxable transfer.

    An exchange of Units pursuant to the Exchange Option will constitute a 'taxable event' under the Code. You will recognize gain or loss at the time of the exchange. However, if you exchange Units for units of any series of the Exchange Trusts which are grantor trusts for United States federal income tax purposes, the Internal Revenue Service may seek to disallow any loss incurred upon such exchange to the extent that:

        - the underlying securities in each trust are substantially identical, and

        - the purchase of units of an Exchange Trust takes place less than thirty-one days after the sale of the Units.

    You are advised to consult your own tax advisor as to the tax consequences of exchanging Units in your particular case. In particular, Unit Holders who exchange Units of this series of the Government Securities Equity Trust for units of any other series of Exchange Trusts within 91 days of acquisition of the Units should consult their tax advisors as to the possible application of
Section 852(f) of the Code to the exchange.

    You will be requested to provide your taxpayer identification number to the Trustee and to certify that you have not been notified that payments to you are subject to back-up withholding. If your identification number and an appropriate certification are not provided as required, a 31% back-up withholding will apply.

    As of the end of each calendar year, the Trustee will furnish to you an annual statement containing information relating to the dividends (including capital gain dividends) received or deemed received, rebated 12b-1 fees received from the Sponsor, discount accrued on the Securities, the proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust.

                                RETIREMENT PLANS

    Units in the Trust may be suitable for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Investors considering participation in any such plan should review the laws specifically related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                            PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of the Units during the initial offering period is computed by adding to the aggregate offering side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.25% of the Public Offering Price (5.541% of the net amount invested). Money in the Income and Principal Accounts other than money required to redeem previously tendered Units will be added to the Public Offering Price.

    After the initial public offering period, the Public Offering Price of the Units will be computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.25% of the Public Offering Price (5.541 % of the net amount invested). Money in the Income and Principal Accounts other than money required to redeem previously tendered Units will be added to the Public Offering Price.

    The Public Offering Price on the date of this Prospectus or on any subsequent date will vary from the Public Offering Price set forth in the 'Summary of Essential Information' in accordance with fluctuations in the value of the Treasury Obligations and net asset value of the Fund Shares in the Trust.

    The Public Offering Price shall be determined for the Trust by the Evaluator in the following manner: the aggregate value of the Units shall be determined during the initial offering period on the basis of the offering prices of the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by Templeton Growth Fund, Inc., and following the initial offering period on the basis of the bid prices for the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by Templeton Growth Fund, Inc.

Public Distribution

    During the initial public offering period (i) for Units issued on the Date of Deposit and (ii) for additional Units issued after such date in respect of additional deposits of Securities, Units will be distributed to the public by the Sponsor and through dealers at the Public Offering Price, calculated on each business day. The initial offering period is 30 days unless all Units are sold prior thereto, whereupon the initial public offering period will terminate. The initial public offering period may be extended by the Sponsor so long as additional deposits are being made or Units remain unsold. Upon termination of the initial offering period in each case unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price calculated daily.

    The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc. Sales to dealers will be made at prices which include a concession of 68% per Unit, but subject to change from time to time at the discretion of the Sponsor. (Such price does not include volume purchase discounts, which are available only to non-dealer purchasers). The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.
                                      B-15

    A dealer will receive a concession of 75% of the sales charge per Unit upon a sale to such dealer of 40,000 or more Units.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units and to continuously offer to repurchase Units from Unit Holders at the applicable Sponsor's Repurchase Price (see 'Summary of Essential Information'). The Sponsor's Repurchase Price is computed by adding to the aggregate of the bid side evaluation of the Treasury Obligations the net asset value of Fund Shares in the Trust, and cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities) deducting therefrom amounts required to redeem previously tendered Units and amounts required for distribution to Unit Holders of record as of a date prior to the evaluation, accrued expenses of the Trustee, Evaluator, and counsel, taxes and governmental charges, if any, and any Reserve Account and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. There is no sales charge incurred when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price. Any profit or loss resulting from the resale of such Units will be for the account of the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units of this Series at the Sponsor's Repurchase Price, without notice. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the 'Redemption Price,' a price based on the current bid prices for the Treasury Obligations and the net asset value of the Fund Shares. Alternatively, Unit Holders may redeem their Units through the Trustee.

Profit of Sponsor

    The Sponsor receives a sales charge on the Units as indicated herein in the chart below under 'Volume Discount.' Templeton Distributor will reimburse the Sponsor for expenses incurred by the Sponsor in connection with the creation of the Trust and the offering of units of the Trust in an amount not to exceed $300,000. On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sales charge (see 'Public Distribution,' herein).

    The Sponsor may have also realized a profit (or sustained a loss) on the deposit of the Treasury Obligations in the Trust representing the difference between the cost of the Treasury Obligations to the Sponsor and the cost of the Treasury Obligations to the Trust. The Sponsor will deposit all Fund Shares into the Trust at net asset value. During the initial offering period, to the extent additional Units continue to be issued and offered for sale to the public, the Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the offering prices of the Treasury Obligations and in the net asset value of the Fund Shares in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor.

    The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units or the prices at which the Sponsor redeems such Units, as the case may be.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time upon prior notice to Unit Holders change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

    The sales charges for the Trust in the primary and secondary market will be reduced pursuant to the following graduated scale for sales to any person of at least 2,000 Units.

                                                                              Sales Charge, Primary
                                                                               and Secondary Market
                                                                             ------------------------
                                                                              Percent        Percent
                                                                             of Public        of Net
                                                                              Offering        Amount
          Number of Units                                                      Price         Invested
          ---------------------------------------------------------------    ----------      --------
          Less than 2,000 Units..........................................      5.25%         5.541%
          2,000-7,999 Units..............................................      5.00%         5.263%
          8,000-19,999 Units.............................................      4.50%         4.712%
          20,000-39,999 Units............................................      4.00%         4.167%
          40,000-79,999 Units............................................      3.00%         3.092%
          80,000 or more Units...........................................      2.00%         2.041%

    The reduced sales charges as shown on the chart above will apply to such purchases of Units in any fourteen-day period which qualify for the volume discount by the same person, including a partnership or corporation, other than a dealer, in the amounts stated herein, and for this purpose, purchases of Units of this Trust will be aggregated with concurrent purchases of Units of any other trust that may be offered by the Sponsor.

    Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.

Employee Discount

    The Sponsor intends, at the discretion of the Sponsor, to permit employees of Prudential Securities Incorporated and its subsidiaries and affiliates to purchase Units of the Trust at a price based on the bid side evaluation of the Treasury Obligations and the net asset value of Fund Shares in the Trust plus a reduced sales charge of $5.00 per 100 Units, subject to a limit of 5% of the Units.

                                EXCHANGE OPTION

    Unit Holders may elect to exchange any or all of their Units of this Series of the Government Securities Equity Trust for units of one or more of any other series in the Prudential Securities Incorporated family of unit investment trusts (except Series of Government Securities Equity Trust) or for any units of any additional trusts that may from time to time be made available for such exchange by the Sponsor (collectively referred to as the 'Exchange Trusts'). Such units may be acquired at prices based on reduced sales charges per unit. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unit Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in the time and expense related to advice, financial planning and operational expense required for the Exchange Option.

    Exchange Trusts may have different investment objectives; a Unit Holder should read the prospectus for the applicable Exchange Trust carefully to determine its investment objective prior to exercise of this option.

    This option will be available provided the Sponsor maintains a secondary market in both the Units of this series and units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which the Unit Holder is a resident. While it is the Sponsor's present intention to maintain a secondary market for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Unit Holder wishes to sell or exchange his Units; thus there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time he wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unit Holder.
                                      B-17

    To exercise the Exchange Option, a Unit Holder should notify the Sponsor of his desire to exchange his Units for one or more units of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Unit Holder may select the series or group of series for which he desires his Units to be exchanged. The Unit Holder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

    Units of the Exchange Trust trading in the secondary market maintained by the Sponsor, if so maintained, will be sold to the Unit Holder at a price equal to the evaluation price per unit of the securities in that portfolio and the applicable sales charge of $15 per unit of the Exchange Trust. The reduced sales charge for units of any Exchange Trust acquired during the initial offering period for such units will result in a price for such units equal to the offering side evaluation per unit of the securities in the Exchange Trust's portfolio plus accrued interest plus a reduced sales charge of $25 per Exchange Trust unit. The reduced sales charge for a unit holder of an Exchange Trust exchanging into this series of Government Securities Equity Trust will be $.20 per Unit for Units purchased in the secondary market and $.30 per Unit for Units purchased during the initial offering period. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the exchanging Unit Holder unless the Unit Holder adds the amount of cash necessary to purchase one additional whole Exchange Trust unit.

    Owners of units of any registered unit investment trust, other than Prudential Securities Incorporated sponsored trusts, which was initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts, may elect to apply the cash proceeds of sale or redemption of those units directly to acquire units of any Exchange Trust trading in the secondary market at the reduced sales charge of $20 per Unit, subject to the terms and conditions applicable to the Exchange Option. To exercise this option, the owner should notify his retail broker. He will be given a prospectus of each series in which he indicates interest, units of which are available. The Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged).

    For example, assume that a Unit Holder, who has three units of a Trust with a 4.25% sales charge and a current price of $1,100 per unit, sells his units and exchanges the proceeds for units of a series of an Exchange Trust with a current price of $950 per unit and an ordinary sales charge of 4.25%. The proceeds from the Unit Holder's units will aggregate $3,300. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Holder would be able to acquire four units in the Exchange Trust for a total cost of $3,860 ($3,800 for units and $60 for the $15 per unit sales charge) by adding an extra $560 in cash. Were the Unit Holder to acquire the same number of units at the same time in the regular secondary market maintained by the Sponsor, the price would be $3,968.68 [$3,800 for the units and $168.68 for the 4.25% sales charge (4.439% of the net amount invested)].

                      REINVESTMENT OF TRUST DISTRIBUTIONS

    Distributions by the Trust, if any, of dividend income received by the Trust, 12b-1 fee amounts paid by the Sponsor, distributions of any net capital gains received in respect of Fund Shares and proceeds of the sale of Fund Shares not used to redeem Units will be made quarterly on or shortly after the Quarterly Distribution Date to Unit Holders of record on the Quarterly Record Date immediately preceding such Quarterly Distribution Date. A Unit Holder will receive such amounts in cash unless such Unit Holder directs The Chase Manhattan Bank, acting as distribution agent, to invest such amounts on behalf of the participating Unit Holder in Fund Shares at such shares' net asset value which shares will be subject to 12b-1 expenses. Investment in Fund Shares is conditioned upon their lawful qualification for sale in the jurisdiction in which the Unit Holder resides. There can be no assurance, however, that such qualification will be obtained.

    The appropriate prospectus will be sent to the Unit Holder. A Unit Holder's election to participate in a reinvestment program will apply to all Units of the Trust owned by such Unit Holder. The Unit Holder should read the prospectus for the reinvestment program carefully before deciding to participate.

                              EXPENSES AND CHARGES

Initial Expenses

    All expenses and charges incurred prior to or in the establishment of the Trust were incurred by the Sponsor and Templeton Distributor.

Fees

    The Trustee will receive for its services under the Indenture an annual fee in the amount set forth in the 'Summary of Essential Information.'

    For each evaluation of the Treasury Obligations in the Trust, the Evaluator shall receive a fee as set forth in the 'Summary of Essential Information.'

    The Trustee's fees and the Evaluator's fees are payable quarterly on or before each Distribution Date from the Income Account, to the extent funds are available therein and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification 'All Services Less Rent' in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement.

Other Charges

    The following additional charges are or may be incurred by the Trust as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith, willful misfeasance or willful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or State securities laws subsequent to initial registration so long as the Sponsor is maintaining a market for the Units. The accounts of the Trust will be audited not less frequently than annually by independent public accountants selected by the Sponsor. The cost of such audit will be an expense of the Trust.

    The fees and expenses set forth herein are payable out of the Trust and when paid by or owing to the Trustee are secured by a lien on the Trust. If the cash dividend, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Fund Shares (not Treasury Obligations) to pay such amounts. To the extent Fund Shares are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Fund Shares would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum amount in which Fund Shares may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses. If the cash dividends, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust and proceeds of Fund Shares sold after deducting the ordinary expenses are insufficient to pay the extraordinary expenses of the Trust the Trustee has the power to sell Treasury Obligations to pay such extraordinary expenses.
                                      B-19

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       Government Securities Equity Trust

                            REINVESTMENT APPLICATION

    I/We hereby authorize and direct The Chase Manhattan Bank to apply all distributions that I/we have elected to be reinvested as a registered unitholder(s) of a Government Securities Equity Trust Series towards the purchase of additional shares of the Templeton Growth Fund, Inc.
I/We hold Government Securities Equity Trust Series 6

       (This Series can only reinvest into the Templeton Growth Fund, Inc.) The authorization shall continue in effect until written notice of revocation is given by the certificate holder or his personal representatives.

  Name(s) in Which Unit Trust is Registered
  Social Security or Tax Identification Number
  Signature                                                     DATE
  Signature of Joint Tenant (if any)                            DATE
  My/Our Brokerage Firm Is:
  My/Our Account Number Is:

    Forward application to:         The Chase Manhattan Bank
                                    P.O. Box 5185
                                    New York, NY 10274-5185

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             RIGHTS OF UNIT HOLDERS

Certificates

    Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Certificates are transferable or interchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or his authorized attorney, together with the payment of $2.00, if required by the Trustee (not currently required), or such other amount as may be determined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

Certain Limitations

    The death or incapacity of any Unit Holder will not operate to terminate the Trust nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

    No Unit Holder shall have the right to vote except with respect to removal of the Trustee or amendment and termination of the Trust as prescribed in the Indenture (see 'Administration of the Trust--Amendment' and 'Administration of the Trust--Termination,' herein). Unit Holders shall have no right to control the operation or administration of the Trust in any manner.

Distributions

    The terms of the Treasury Obligations do not provide for periodic payment to the holders thereof of the annual accrual of discount. To the extent that dividends, distributions and/or 12b-1 fee payments from the Sponsor become payable with respect to the Fund Shares held in the Trust, the Trustee will collect such amounts as they become payable and credit such amounts to a separate Income Account created pursuant to the Indenture. All other moneys received by the Trustee with respect to the Fund Shares shall be credited to the Principal Account. Quarterly distributions to each Unit Holder of record as of the immediately preceding Quarterly Record Date will be made on the next following Quarterly Distribution Date and shall consist of an amount substantially equal to such Unit Holder's pro rata share of the distributable cash balances in the Income Account and the Principal Account, if any, computed as of the close of business on such Quarterly Record Date. No quarterly distribution will be made if the amount available for distribution is less than $2.50 per 100 Units except that, no less than once a year, on a Quarterly Distribution Date, the Trustee shall distribute the entire cash balances in the Principal and Income Accounts. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of the Trust until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the trust ledger of the Trustee so long as such practice preserves a valid preference of Unit Holders under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.

    The Trustee is authorized by the Indenture to withdraw from the Principal Account to the extent funds are not sufficient in the Income Account such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust, which amounts will be credited to a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly recredit the excess to the Account from which it was withdrawn. In addition, the Trustee may withdraw from the Income Account, to the extent available, that portion of the Redemption Price which represents income.

    The balance paid on any redemption, including income, if any, shall be withdrawn from the Principal Account of the Trust to the extent that funds are available. If such available balance is insufficient, the Trustee is empowered to sell Securities in order to provide moneys for redemption of Units tendered. (See 'Rights of Unit Holders--Redemption.')

Reports and Records

    With each distribution, the Trustee will furnish to the Unit Holders a statement of the amount of dividends and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit.

    Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who was a Unit Holder of record at any time during the calendar year a statement setting forth: (1) as to the Income Account: dividends and other cash amounts received, deductions for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition and identity of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and for fees and expenses of the Trust and redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; (5) amounts actually distributed during such calendar year from the Income Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and (6) an annual report of original issue discount accrual.

    The Trustee shall keep available for inspection by Unit Holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Unit Holders, a current list of Securities in the portfolio and a copy of the Indenture.

Redemption

   Tender of Units

    Units may be tendered to the Trustee for redemption at its corporate trust office at 4 New York Plaza, New York, New York 10004, upon delivery of a request for redemption and the Certificates for the Units requested to be redeemed and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will he canceled.

    Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although redemptions without the necessity of Certificate presentation will be effected for record Unit Holders for whom Certificates have not been issued. Unit Holders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges or other financial institution acceptable to the Trustee, if any. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Within seven calendar days following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the 'Summary of Essential Information' on the date of tender (see 'Redemption--Computation of Redemption Price per Unit'). The 'date of tender' is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation time, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    There is no sales charge incurred when a Unit Holder tenders his Units to the Trustee for redemption. All amounts paid on redemption representing Income will be withdrawn from the Income Account to the extent moneys are available; all other amounts will be paid from the Principal Account. The Trustee is required by the Indenture to sell Fund Shares and Treasury Obligations, to the extent possible in the same ratio as the ratio of Fund Shares and Treasury Obligations then held in the Trust, in order to provide moneys for redemption of Units tendered. To the extent Securities are sold, the size of the Trust will be reduced. Such sales could result in a loss to the Trust. The redemption of a Unit for cash will constitute a taxable event for the Unit Holder under the Code (see 'Tax Status of the Trust').
                                      B-22

   Purchase by the Sponsor of Units Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, may purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to the Unit Holder in an amount not less than the Redemption Price and not later than the day on which the Units would otherwise have been redeemed by the Trustee, i.e., the Unit Holder will receive the Redemption Price from the Sponsor within 7 days of the date of tender (see 'Public Offering of Units--Secondary Market'). Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus (see 'Public Offering of Unit--Public Offering Price'). Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a reduction in the offering or redemption price subsequent to its acquisition of such Units (see 'Public Offering of Units--Profit of Sponsor').

   Computation of Redemption Price per Unit

    The Redemption Price per Unit is determined as of the Evaluation Time on the date any such determination is made. The Redemption Price is each Unit's pro rata share, determined by the Trustee of the sum of:

        (1) the aggregate bid side evaluation of the Treasury Obligations in the Trust, as determined by the Evaluator and the net asset value of the Fund Shares in the Trust determined as of the Evaluation Time set forth in the 'Summary of Essential Information'; and

        (2) cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities);

less amounts representing (a) accrued taxes and governmental charges payable out of the Trust, (b) the accrued expenses of the Trust, and (c) cash held with respect to previously tendered Units or for distribution to Unit Holders of record as of a date prior to the evaluation, and (d) any Reserve Account ('Redemption Price').

    The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period during which the New York Stock Exchange is closed, other than for weekend and holiday closing, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Neither the Trustee nor the Sponsor is liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

                                    SPONSOR

    Prudential Securities Incorporated is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges and the National Association of Securities Dealers, Inc. Prudential Securities Incorporated, a wholly-owned subsidiary of Prudential Securities Group Inc. and an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, is engaged in the investment advisory business. Prudential Securities Incorporated has acted as principal underwriter and managing underwriter of other investment companies. In addition to participating as a member of various selling groups or as an agent of other investment companies, Prudential Securities Incorporated executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

    Prudential Securities is distributor for Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc.,

Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc. and Prudential World Fund.

Limitations on Liability

    The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from any action in good faith or for errors in judgment or responsible in any way for any default, failure or defect in any Security or for depreciation or loss incurred by reason of the sale of any Securities, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties (see 'Sponsor--Responsibility').

Responsibility

    The Trust is not a managed registered investment company. Securities will not be sold by the Trustee to take advantage of ordinary market fluctuations.

    Although the Sponsor and Trustee do not presently intend to dispose of Securities, the Indenture permits the Sponsor to direct the Trustee to dispose of any Security in the Trust for the purpose of redeeming Units tendered for redemption and to dispose of Fund Shares to pay Trust expenses.

    The proceeds resulting from the disposition of any Security in the Trust will be distributed as set forth under 'Rights of Unit Holders--Distributions' to the extent such proceeds are not utilized for the purpose of redeeming Units or paying Trust expenses.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, (2) act as Sponsor itself without terminating the Trust or (3) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                                    TRUSTEE

    The Trustee is The Chase Manhattan Bank, a New York bank with its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee may use the services of The Depository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other taxing authority having jurisdiction.

Responsibility

    The Trustee shall not be liable for any default, failure or defect in any Security or for any depreciation or loss by reason of any such sale of Fund Shares or by reason of the failure of the Sponsor to give directions to the Trustee.
                                      B-24

    Additionally, the Trustee may sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units tendered for redemption. Fund Shares will be sold first unless the Sponsor is able to sell Treasury Obligations and Fund Shares in the proportionate relationship between the maturity values of the Treasury Obligations and the number of Fund Shares.

    Amounts received by the Trust upon the sale of any Security under the conditions set forth above will be deposited in the Principal Account when received and to the extent not used for the redemption of Units will be distributable by the Trustee to Unit Holders of record on the Quarterly Record Date next prior to a Quarterly Distribution Date.

    For information relating to the responsibilities of the Trustee under the Indenture, reference is also made to the material set forth under 'Rights of Unit Holders' and 'Sponsor--Resignation.'

Resignation

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee for any other reason that the Sponsor determines to be in the best interest of the Unit Holders. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. A successor trustee has the same rights and duties as the original trustee except to the extent, if any, that the Indenture is modified as permitted by its terms.

                                   EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 65 Broadway, New York, New York 10006.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit Holders for errors in judgment. The Evaluator shall, however, be liable for its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Indenture.

Responsibility

    The Indenture requires the Evaluator to evaluate the Treasury Obligations on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Treasury Obligations, see 'Public Offering of Units--Public Offering Price.'

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor accepts appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Indenture may be amended by the Trustee and the Sponsor without the consent of Unit Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, and (c) to make such other provisions as shall not adversely affect the interest of the Unit Holders; provided that the Indenture may also be amended by the Sponsor and the Trustee with the consent of Unit Holders evidencing 51% of the Units at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event shall the Indenture be amended, so as to increase the number of Units issuable thereunder except as the result of the additional deposits of Securities, to permit the deposit of Securities after the Date of Deposit except in accordance with the terms and conditions of the Indenture as initially adopted, to permit any other acquisition of securities or other property by the Trustee either in addition to or in substitution for any of the Securities on hand in the Trust or to permit the Trustee to vary the investment of the Unit Holders or to empower the Trustee to engage in business or to engage in investment activities not specifically authorized in the Indenture as originally adopted; or so as to adversely affect the characterization of the Trust as a grantor trust for Federal income tax purposes. In the event of any amendment the Trustee is obligated to promptly notify all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the aggregate net value of all Trust assets as shown by an evaluation made as described under 'Evaluator--Responsibility' is less than 40% of the aggregate maturity values of the Treasury Obligations deposited in the Trust on the Date of Deposit and subsequent thereto calculated after the most recent deposit of Treasury Obligations in the Trust or if there has been a material change in the Fund's objectives or if Replacement Treasury Obligations are not acquired. However in no event may the Trust continue beyond the Mandatory Termination Date set forth under 'Summary of Essential Information.' In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders.

    Within a reasonable period after termination, the Trustee will sell any Securities remaining in the Trust (other than Fund Shares for which an in kind distribution has been requested) and, after paying all expenses and charges incurred by a Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of: (i) the amount realized upon disposition of the Fund Shares unless the Unit Holder notifies the Trustee in writing of his preference for distribution 'in kind,' (ii) the amount realized upon the disposition or maturity of the Treasury Obligations and (iii) any other assets of the Trust. A Unit Holder may invest the proceeds of the Treasury Obligations in Fund Shares at such shares' net asset value, which shall be subject to 12b-1 expenses. The sale of the Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time and, therefore, the amount realized by a Unit Holder on termination may be less than the principal amount of Treasury Obligations represented by the Units held by such Unit Holder.

Tax Impact of In Kind Distribution Upon Termination

    Under the position taken by the Internal Revenue Service in Revenue Ruling 90-7, a distribution by the Trustee to a Unit Holder (or to his agent) of his pro rata share of the Fund Shares in kind upon termination of the Trust will not be a taxable event to the Unit Holder. Such Unit Holder's basis for Fund Shares so distributed (other than any Fund Shares purchased with his pro rata share of the proceeds of Treasury Obligations) will be equal to his basis for the same Fund Shares (previously represented by his Units) prior to such distribution and his holding period for such Fund Shares will be the shorter of the period during which he held his Units and the period for which the Securities were held in the Trust. A Unit Holder will have a taxable gain or loss, which will be a capital gain or loss except in the case of a dealer or a financial institution, when the Unit Holder disposes of such Securities in a taxable transfer.

                                 LEGAL OPINIONS

    The legality of the Units offered hereby has been passed upon by Cahill Gordon & Reindel 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.
                                      B-26

                              INDEPENDENT AUDITORS

    The Statement of Financial Condition and Schedule of Portfolio Securities of the Government Securities Equity Trust included in this Prospectus have been examined by Deloitte & Touche LLP, certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
     No person is authorized to give any information or to make any representations with respect to this investment company not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

               GOVERNMENT SECURITIES EQUITY TRUST
                            Series 6
                      Table of Contents
                                                            Page
                                                           -----
Summary of Essential Information........................    A-iv
Independent Auditors' Report............................     A-1
Statement of Financial Condition........................     A-2
Schedule of Portfolio Securities........................     A-9
The Trust...............................................     B-1
    Trust Formation.....................................     B-1
    Securities Selection................................     B-2
    Stripped U.S. Treasury Obligations..................     B-2
    Templeton Growth Fund, Inc..........................     B-3
    General Information Regarding the Fund..............     B-4
    Selected per Share Data and Ratios..................     B-5
    Investment Strategies and Restrictions..............     B-6
    Net Asset Value of the Fund Shares..................     B-9
    The Fund's Investment Manager.......................     B-9
    The Fund's Plan of Distribution.....................    B-10
    Risk of Investment in Units.........................    B-10
    Fund Risk Factors...................................    B-11
    The Units...........................................    B-13
Tax Status of the Trust.................................    B-13
Retirement Plans........................................    B-15
Public Offering of Units................................    B-15
    Public Offering Price...............................    B-15
    Public Distribution.................................    B-15
    Secondary Market....................................    B-16
    Profit of Sponsor...................................    B-16
    Volume Discount.....................................    B-16
    Employee Discount...................................    B-16
Exchange Option.........................................    B-17
Reinvestment of Trust Distributions.....................    B-18
Expenses and Charges....................................    B-19
    Initial Expenses....................................    B-19
    Fees................................................    B-19
    Other Charges.......................................    B-19
Rights of Unit Holders..................................    B-21
    Certificates........................................    B-21
    Certain Limitations.................................    B-21
    Distributions.......................................    B-21
    Reports and Records.................................    B-22
    Redemption..........................................    B-22
Sponsor.................................................    B-23
    Limitations on Liability............................    B-24
    Responsibility......................................    B-24
    Resignation.........................................    B-24
Trustee.................................................    B-24
    Limitations on Liability............................    B-24
    Responsibility......................................    B-24
    Resignation.........................................    B-25
Evaluator...............................................    B-25
    Limitations on Liability............................    B-25
    Responsibility......................................    B-25
    Resignation.........................................    B-25
Amendment and Termination of the Indenture..............    B-26
    Amendment...........................................    B-26
    Termination.........................................    B-26
    Tax Impact of In Kind Distribution Upon
    Termination.........................................    B-26
Legal Opinions..........................................    B-26
Independent Auditors....................................    B-27

                                    Sponsor

                       Prudential Securities Incorporated
                               One Seaport Plaza
                                199 Water Street
                            New York, New York 10292

                                    Trustee

                            The Chase Manhattan Bank
                                270 Park Avenue
                            New York, New York 10017

                                   Evaluator

                              Kenny S&P Evaluation
                            Services, a division of
                              J.J. Kenny Co., Inc.
                                  65 Broadway
                            New York, New York 10006

                                  Fund Shares

                                Templeton Growth
                                   Fund, Inc.
                               700 Central Avenue
                         St. Petersburg, FL 33701-3628

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

                  The facing sheet on Form S-6.

                  The Prospectus.

                  Signatures.

     Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

                  The following Exhibits:

     ***Ex-3.(i)  - Restated Certificate of Incorporation  of Prudential
                        Securities Incorporated dated March 29, 1993.

  ******Ex-3.(ii) -   Revised  By-Laws of Prudential  Securities  Incorporated
                        as amended through September 28, 1998.

         **Ex-4.a -   Trust Indenture and Agreement dated May 16, 1989.

    ******** Ex-5 -  Opinion of Counsel.

     *Ex-23       -   Consent of Kenny S&P Evaluation Services, a division of
                        J.J. Kenny Co., Inc. (as evaluator)

   ****Ex-24      -   Powers  of  Attorney  executed  by a  majority  of the
                        Board of Directors of Prudential Securities
                        Incorporated.

  ***Ex-99.1      -   Information as to Officers and Directors of Prudential
                        Securities Incorporated is incorporated by reference to Schedules A and D of Form BD filed by Prudential Securities Incorporated pursuant to Rules 15b-1 and 15b3-1 under the Securities Exchange Act of 1934 (1934 Act File No. 8-27154).

  ***Ex-99.2      -   Affiliations of Sponsor with other investment companies.

  ***Ex-99.3      -   Broker's Blanket Policies, Standard Form No. 14 in the
                        aggregate amount of $62,500,000.

   *Ex-99.4       -   Agreement between Prudential Securities Incorporated and
                        Templeton, Galbraith & Hansberger Ltd., Franklin Templeton Distributors, Inc., and Templeton Growth Fund, Inc.

***** Ex-99.A (11) - Code of Ethics

--------------------

*    Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 8, Registration No. 33-56297 (filed May 26, 2000).

*** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Equity Trust, Low Five Portfolio Series 31, Registration No. 333-96071 (filed February 3,
     2000).

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 172, Registration No. 33-54681 (filed October 13, 1994), National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919 (filed January 31, 1997), National Equity Trust, Low Five Portfolio Series 17, Registration No. 333-44543 (filed January 20, 1998), National Equity Trust, Top Ten Portfolio Series 215, Registration No. 333-43704 (filed August 14,
     2000), National Equity Trust, Unique Opportunities Trust, Registration No. 333-43926 (filed October 12, 2000) and National Equity Trust, Low Five Portfolio Series 35, Registration No. 333-46232 (filed November 16, 2000).

*****Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Equity Trust, Low Five Portfolio Series 32, Registration No. 333-33450 (filed May 4, 2000).


****** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697 (filed August 9, 1996) and National Equity Trust, S&P 500 Strategy Trust Series 2, Registration NO. 333-39521 (filed October 14, 1998).

******* Previosly filed.
                                      II-2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Government Securities Equity Trust Series 6 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 26th day of January, 2001.

                           Government Securities Equity Trust Series 6
                           (Registrant)


                           By PRUDENTIAL SECURITIES INCORPORATED
                                    (Depositor)

                           By the following persons,1 who
                              constitute a majority of the
                              Board of Directors of Prudential
                              Securities Incorporated

                                    William H. Anderson
                                    John M. Liftin
                                    A. Laurence Norton, Jr.
                                    David R. Odenath
                                    James D. Price
                                    Judith Y. Vance

                        By       /s/     Kenneth Swankie
                                 (Kenneth Swankie,
                                 Senior Vice President,
                                 Manager - Unit Investment
                                 Trust Department, as
                                 authorized signatory for
                                 Prudential Securities
                                 Incorporated and Attorney-
                                 in-Fact for the persons
                                 listed above)
________________________
*        Pursuant to Powers of Attorney previously filed.

                               CONSENT OF COUNSEL

     The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to this Registration Statement.

                        CONSENT OF INDEPENDENT AUDITORS

We consent to the use in the Post Effective Amendment No. 7 to Registration Statement No. 33-65966 of the Government Securities Equity Trust Series 6 of our report, dated January 17, 2001, appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to our Firm under the heading "Independent Auditors'" in such Prospectus.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
New York, New York
January 30, 2001
                                      II-5